Convertible Securities Payable - Schedule of Convertible Securities Payable (Details)				6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Convertible Securities Payable [Abstract]
At beginning of year				$ 15,737,684	RM 64,170,406
Addition				104,165	424,734	84,895,915
Interest expenses
Conversion				(2,887,875)	(11,775,310)	(20,725,509)
At end of year	$ 12,953,974	RM 52,819,830	RM 64,170,406	$ 12,953,974	RM 52,819,830	RM 64,170,406